Issued Capital and Reserves	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Issued Capital and Reserves
19.	Issued Capital and Reserves

The movements in issued capital and reserves for the years ended December 31, 2015, 2016 and 2017 are as follows:

(1)	Authorized shares and shares issued

The movements of authorized shares and shares issued for the years ended December 31, 2015, 2016 and 2017 are as follows:

	Authorized shares (Share capital with no-par value)	Shares issued (Share capital with no-par value)		Share capital (millions of yen)
		Common Shares	Class A shares
January 1, 2015	400,000,000	174,992,000	—	12,596
Conversion of common shares to class A shares(1)	290,000,000	(174,992,000)	174,992,000	—

December 31, 2015	690,000,000	—	174,992,000	12,596
Conversion of class A shares to common shares(2)	—	174,992,000	(174,992,000)	—
Initial public offering(3)	—	40,250,000	—	63,424
Exercise of stock options(4)	—	2,533,500	—	1,836

December 31, 2016	690,000,000	217,775,500	—	77,856
Exercise of stock options(4)	—	19,713,500	—	12,513

Issuance of common shares(5)	—	1,007,810	—	2,000

December 31, 2017	690,000,000	238,496,810	—	92,369

(1)

Through the amendment of its articles of incorporation on June 15, 2015, the Company introduced a dual class structure of common shares and class A shares. Under the dual class structure, each common share has one vote per unit of 100 shares, and each class A share has one vote per unit of 10 shares, while both classes of shares have the same rights to share in profit, distribution of retained earnings and residual assets. As part of the amendment, the total number of authorized shares was increased to 690,000,000, of which up to 190,872,500 shares may be issued as class A shares.

Additionally, the Company converted all outstanding shares held by NAVER into class A shares. Class A shares are mandatorily converted to common shares on a one-to-one basis upon passage of time or occurrence of certain events as specified in the articles of incorporation.

(2)

Through an amendment of its article of incorporation effective as of March 31, 2016, the Company terminated its dual class structure of shares and converted all outstanding class A shares to common shares.

(3)

The Company issued 35,000,000 shares of common shares through the initial public offering of new shares on July 14, 2016. Additionally, on August 16, 2016, Nomura Securities Co., Ltd. and Morgan Stanley & Co. LLC. exercised their options to purchase 5,250,000 additional common shares in an allotment of new shares. As of December 31, 2016, there were no outstanding over-allotment options granted to underwriters.

(4)	Refer to Note 27 Share-Based Payments for further details.
(5)

In conjunction with the introduction of the Employee Stock Ownership Plans Trust (J-ESOP) on July 18, 2017, the Company issued 1,007,810 common shares to Trust & Custody Services Bank, Ltd. (Trust E account). The total amount of issued shares was 4,000 million yen, which increased share capital by 2,000 million yen.

(2)	Share premium and retained earnings

Share premium

The movements in share premium for the years ended December 31, 2015, 2016 and 2017 are as follows:

	(In millions of yen)
	Share-based payments (1)	Common control business combinations	Others(2)	Share premium total
January 1, 2015	3,810	294	3,668	7,772
Share-based payments	11,213	—	—	11,213
Change in ownership interest in a subsidiary without losing control	—	—	(2)	(2)

December 31, 2015	15,023	294	3,666	18,983
Share-based payments	9,520	—	—	9,520
Exercise of stock options	(2,548)	—	2,460	(88)
Forfeiture of stock options	(60)	—	—	(60)
Initial public offering(3)	—	—	63,424	63,424
Cost related to initial public offering(4)	—	—	(571)	(571)

December 31, 2016	21,935	294	68,979	91,208
Share-based payments	1,882	—	—	1,882
Exercise of stock options	(16,746)	—	15,721	(1,025)
Forfeiture of stock options	(9)	—	—	(9)
Issuance of common shares(5)	—	—	2,000	2,000
Cost related to issuance of common shares (4)	—	—	(73)	(73)
Acquisition of non-controlling interests	—	—	(423)	(423)

December 31, 2017	7,062	294	86,204	93,560

(1)

Through the amendment of its articles of incorporation on June 15, 2015, the Company amended the terms applicable to a portion of two tranches of stock options, which are the acquisition rights for common shares (the “Common Stock Options”). As a result of the amendment, 24,724 Common Stock Options originally granted on December 17, 2012 and 6,949 Common Stock Options originally granted on February 4, 2015 were converted to the acquisition rights for class A shares (the “Class A Stock Options”), with the holders of such options entitled to acquire 500 class A shares upon exercise of each stock option. Refer to Note 27 Share-Based Payments for further details.

Through an amendment of its article of incorporation effective as of March 31, 2016, the Company amended the terms applicable to stock options from class A shares to common shares.

(2)	Others mainly consists of capital reserve required under the Companies Act of Japan.
(3)

The Company issued 35,000,000 common shares through the initial public offering of new shares on July 14, 2016. Additionally, on August 16, 2016, Nomura Securities Co., Ltd. and Morgan Stanley & Co. LLC. exercised their options to purchase 5,250,000 additional shares of common stock in an allotment of new shares. As of December 31, 2016, there were no outstanding allotment options granted to underwriters.

(4)

Incremental costs directly attributable to the issuance of common shares are recognized as a deduction from equity, net of any tax effects, in accordance with IAS 32 Financial instruments: Presentation. Refer to Note 13 (1) Income Taxes for further details on these tax effects.

(5)

In conjunction with the introduction of the Employee Stock Ownership Plans Trust (J-ESOP) on July 18, 2017, the Company issued 1,007,810 common shares to Trust & Custody Services Bank, Ltd. (Trust E account). The total amount of issuance price of shares was 4,000 million yen, which increased share premium by 2,000 million yen.

Under the Companies Act of Japan, at least 50% of the proceeds of certain issuances of share capital shall be credited to share capital. The remaining proceeds shall be credited to share premium. The Companies Act permits, upon approval at the general meeting of shareholders, the transfer of amounts from share premium to share capital.

Retained earnings

The Companies Act of Japan requires that an amount equal to at least 10% of dividends from surplus, as defined under the Companies Act, shall be appropriated as capital reserve (part of share premium) or appropriated for legal earnings reserve (part of retained earnings) until the aggregate amount of capital reserve and legal earnings reserve is equal to 25% of share capital. The legal earnings reserve may be used to eliminate or reduce a deficit or be transferred to other retained earnings upon approval at the general meeting of shareholders. The Company has not declared or paid cash dividends to date, and therefore no legal earnings reserves have been recorded as of December 31, 2016 and 2017.

(3)	Treasury shares

The movements in treasury shares for the year ended December 31, 2017 are as follows:

	Number of shares (Common share with no-par value)	Amount (In millions of yen)
January 1, 2017	—	—
Increase during the year(1)	1,007,810	4,000
Decrease during the year(2)	(100)	(0)

December 31, 2017	1,007,710	4,000

(1)

Resulted from the introduction of the Employee Stock Ownership Plans Trust (J-ESOP) on July 18, 2017, including issuance of 1,007,810 common shares to Trust & Custody Services Bank, Ltd. (Trust E account), whose total amount was 4,000 million yen.

(2)	Resulted from the sales of shares by Trust & Custody Services Bank, Ltd. (Trust E account).